Maturities Of Operating Lease Liabilities (Detail) - Operating Lease Liabilities [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Maturities of Operating Lease Liabilities
2022	$ 89,322
2023	71,985
2024	49,245
2025	31,995
2026	19,662
Thereafter	26,837
Total lease payments	289,046
Less imputed interest	20,094
Total lease liability	$ 268,952